INCOME TAXES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Details 1Abstract
Loss before taxes	$ (23,517)	$ (38,371)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	$ 6,232	$ 10,168
Difference in tax rates	2,048	7,573
Non-deductible amounts	(2,675)	(5,996)
Non-taxable amounts	2,362	1,439
Previously unrecognized deferred tax assets	1,326	3,852
Renunciation of tax attributes-flow through shares	(403)	(1,589)
Change in deferred tax assets not recognized	(2,476)	(7,488)
Change in tax rates, legislation	(81)	0
Prior year over (under) provision	(890)	(78)
Other	(67)	413
Income tax recovery	$ 5,376	$ 8,294